EQ ADVISORS TRUSTSM

SUPPLEMENT DATED AUGUST 2, 2021 TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2021, AS SUPPLEMENTED

This Supplement updates certain information contained in the Statement of Additional Information (“SAI”) dated May 1, 2021, as supplemented, of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the SAI and retain it for future reference. You may obtain an additional copy of the SAI, or a copy of the Summary Prospectus and Prospectus, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents by visiting the Trust’s website at www.equitable-funds.com.

The purpose of this Supplement is to provide you with information regarding (i) a change in the administrator for the Trust and its series (“Portfolios”), and (ii) new, additional breakpoints in the contractual administration fee rate schedules applicable to the Portfolios, effective August 1, 2021.

The Board of Trustees of the Trust has approved the appointment of a new administrative services entity, Equitable Investment Management, LLC (the “Administrator”), an affiliate of Equitable Investment Management Group, LLC (“EIM”), as the administrator for the Trust and the Portfolios, and certain related actions to implement the transfer of administration services from EIM to Equitable Investment Management, LLC. EIM remains the investment adviser for the Trust and the Portfolios.

Effective August 1, 2021, all references to Equitable Investment Management Group, LLC (“EIM”) as the Administrator for the Trust and the Portfolios are deleted and replaced with references to Equitable Investment Management, LLC (the “Administrator”).

Effective August 1, 2021, the first paragraph and the first and second bulleted paragraphs in the section of the SAI entitled “Investment Management and Other Services — The Administrator” are deleted in their entirety and replaced with the following information:

Pursuant to an administrative agreement, Equitable Investment Management, LLC (the “Administrator”) provides the Trust with necessary administrative services, as more fully described in the Prospectus. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such administrative services to the Trust. Prior to August 1, 2021, EIM served as the administrator of the Trust. For these administrative services, each Portfolio of the Trust pays the Administrator an annual fee payable monthly as follows:

•

With respect to 1290 VT Convertible Securities Portfolio, 1290 VT DoubleLine Dynamic Allocation Portfolio, 1290 VT DoubleLine Opportunistic Bond Portfolio, 1290 VT GAMCO Mergers & Acquisitions Portfolio, 1290 VT GAMCO Small Company Value Portfolio, 1290 VT Equity Income Portfolio, 1290 VT Low Volatility Global Equity Portfolio, 1290 VT Multi-Alternative Strategies Portfolio, 1290 VT Natural Resources Portfolio, 1290 VT Real Estate Portfolio, 1290 VT SmartBeta Equity Portfolio, 1290 VT Socially Responsible Portfolio, EQ/AB Short Duration Government Bond Portfolio, EQ/American Century Mid Cap Value Portfolio, EQ/Capital Group Research Portfolio, EQ/ClearBridge Large Cap Growth Portfolio, EQ/Common Stock Index Portfolio, EQ/Core Bond Index Portfolio, EQ/Equity 500 Index Portfolio, EQ/Fidelity Institutional AM® Large Cap Portfolio, EQ/Franklin Rising Dividends Portfolio, EQ/Franklin Strategic Income Portfolio, EQ/Goldman Sachs Mid Cap Value Portfolio, EQ/Intermediate Government Bond Portfolio, EQ/International Equity Index Portfolio, EQ/Invesco Comstock Portfolio, EQ/Invesco Global Portfolio, EQ/Invesco Global Real Assets Portfolio, EQ/Invesco International Growth Portfolio, EQ/Janus Enterprise Portfolio, EQ/JPMorgan Value Opportunities Portfolio, EQ/Large Cap Growth Index Portfolio, EQ/Large Cap Value Index Portfolio, EQ/Lazard Emerging Markets Equity Portfolio, EQ/Loomis Sayles Growth Portfolio, EQ/MFS International Growth Portfolio, EQ/MFS International Intrinsic Value Portfolio, EQ/MFS Mid Cap Focused Growth Portfolio, EQ/MFS Technology Portfolio, EQ/MFS Utilities Series Portfolio, EQ/Mid Cap Index Portfolio, EQ/Money Market Portfolio, EQ/PIMCO Global Real Return Portfolio, EQ/PIMCO Real Return Portfolio, EQ/PIMCO Total Return Portfolio, EQ/PIMCO Ultra Short Bond Portfolio, EQ/Small Company Index Portfolio, EQ/T. Rowe Price Growth Stock Portfolio, EQ/T. Rowe Price Health Sciences Portfolio, EQ/Value Equity Portfolio and EQ/Wellington Energy Portfolio, each Portfolio pays the Administrator its proportionate share of an asset-based administration fee, subject to a minimum annual fee of $30,000 per Portfolio. For purposes of calculating the asset-based administration fee, the assets of these Portfolios are aggregated with the assets of the EQ/Long-Term Bond Portfolio, another portfolio of the Trust, which is also managed by the Adviser. The table below shows these Portfolios’ asset-based administration fee rates based on aggregate average daily net assets of these Portfolios:

0.100% of the first $30 billion;
0.0975% of the next $10 billion;
0.0950% of the next $5 billion;
0.0775% of the next $10 billion;
0.0750% of the next $30 billion; and
0.0725% thereafter

•

With respect to 1290 VT High Yield Bond Portfolio, 1290 VT Micro Cap Portfolio, 1290 VT Moderate Growth Allocation Portfolio, 1290 VT Small Cap Value Portfolio, ATM International Managed Volatility Portfolio, ATM Large Cap Managed Volatility Portfolio, ATM Mid Cap Managed Volatility Portfolio, ATM Small Cap Managed Volatility Portfolio, EQ/400 Managed Volatility Portfolio, EQ/500 Managed Volatility Portfolio, EQ/2000 Managed Volatility Portfolio, EQ/AB Dynamic Aggressive Growth Portfolio, EQ/AB Dynamic Growth Portfolio, EQ/AB Dynamic Moderate Growth Portfolio, EQ/AB Small Cap Growth Portfolio, EQ/American Century Moderate Growth Allocation Portfolio, EQ/AXA Investment Managers Moderate Allocation Portfolio, EQ/ClearBridge Select Equity Managed Volatility Portfolio, EQ/Emerging Markets Equity PLUS Portfolio, EQ/First Trust Moderate Growth Allocation Portfolio, EQ/Franklin Small Cap Value Managed Volatility Portfolio, EQ/Global Equity Managed Volatility Portfolio, EQ/Goldman Sachs Growth Allocation Portfolio, EQ/Goldman Sachs Moderate Growth Allocation Portfolio, EQ/International Core Managed Volatility Portfolio, EQ/International Managed Volatility Portfolio, EQ/International Value Managed Volatility Portfolio, EQ/Invesco Moderate Allocation Portfolio, EQ/Invesco Moderate Growth Allocation Portfolio, EQ/JPMorgan Growth Allocation Portfolio, EQ/Large Cap Core Managed Volatility Portfolio, EQ/Large Cap Growth Managed Volatility Portfolio, EQ/Large Cap Value Managed Volatility Portfolio, EQ/Franklin Growth Allocation Portfolio, EQ/Franklin Moderate Allocation Portfolio, EQ/Mid Cap Value Managed Volatility Portfolio, EQ/Morgan Stanley Small Cap Growth Portfolio, EQ/Quality Bond PLUS Portfolio, Multimanager Aggressive Equity Portfolio, Multimanager Core Bond Portfolio, Multimanager Technology Portfolio, and with respect to EQ/All Asset Growth Allocation Portfolio, EQ/Aggressive Growth Strategy Portfolio, EQ/Balanced Strategy Portfolio, EQ/Ultra Conservative Strategy Portfolio, EQ/Conservative Strategy Portfolio, EQ/Conservative Growth Strategy Portfolio, EQ/Growth Strategy Portfolio, and EQ/Moderate Growth Strategy Portfolio (the “Allocation Portfolios”), each pays the Administrator its proportionate share of an asset-based administration fee, subject to a minimum annual fee of $32,500 per Portfolio. For purposes of calculating the asset-based administration fee, the assets of these Allocation Portfolios are aggregated with the assets of the portfolios of EQ Premier VIP Trust, which are also managed by the Adviser. The table below shows these Portfolios’ asset-based administration fee rates based on aggregate average daily net assets of these Portfolios:

0.140% of the first $60 billion;
0.110% of the next $20 billion;
0.0875% of the next $20 billion;
0.0775% of the next $20 billion;
0.0750% of the next $20 billion; and
0.0725% thereafter